Tax Payable (Tables)	12 Months Ended
Sep. 30, 2023
Tax Payable [Abstract]
Schedule of Tax Payable	The amount of tax payable consisted of the following:
	September 30, 2023	September 30, 2022
Income tax payable	$861,948	$2,362,810
Other payables	150,155	373,335
Total	$1,012,103	$2,736,145